Gains on Derivative Instruments and Other Financial Items, Net	9 Months Ended
Sep. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gains on derivative instruments and other financial items, net	GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET
Gains on derivative instruments, net comprise the following:

(in thousands of $)	Nine months ended September 30,
	2022	2021
Unrealized MTM adjustment for interest rate swaps	74,915	18,557
Interest expense on undesignated interest rate swaps	(1,585)	(1,734)
Foreign exchange gain on terminated undesignated foreign exchange swaps	—	239
Gains on derivative instruments, net	73,330	17,062

Other financial items, net comprise the following:

(in thousands of $)	Nine months ended September 30,
	2022	2021
Financing arrangement fees and other costs	(6,565)	(135)
Amortization of debt guarantees	2,052	1,942
Foreign exchange gain/(loss) on operations	1,536	(654)
Others	(278)	(215)
Other financials items, net	(3,255)	938